[LOGO]  Colonial Mutual Funds
        One Financial Center
        Boston, Massachusetts 02111-2621


April 30, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust I (the "Trust")
         Colonial Strategic Income Fund (the "Fund")
         File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated April 30, 1997; for the Fund does not differ from that contained in Post-Effective Amendment No. 46 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 1998.

Very truly yours,

COLONIAL TRUST I
on behalf of
Colonial Strategic Income Fund


By:


      Ellen Harrington
      Assistant Secretary


cc:       M. Muller (5)
          M.C. Telman
          D. Young (2)
          E. Edson
          C. Ericson